J.P. Morgan Seasoned Mortgage Trust 2025-1 ABS 15G

Exhibit 99.24

Loan Count:	9
Fields Reviewed	Discrepancy Count	Percentage
Appraised Value	1	11.11%
Occupancy Type	2	22.22%
Original FICO Score	1	11.11%
Originator Back-End DTI	5	55.56%
Maturity Date	1	11.11%
Property Type	1	11.11%